Concentration of Credit Risk (Detail) - Customer Concentration Risk [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customer concentration	No customer accounted for more than 10% of revenue	No customer accounted for more than 10% of billings	No customer accounted for more than 10% of billings	No customer accounted for more than 10% of billings
Accounts Receivable [Member]
Concentration Risk [Line Items]
Customer concentration	No customer was more than 10% of accounts receivable	No customer was more than 10% of accounts receivable	No customer was more than 10% of accounts receivable	No customer was more than 10% of accounts receivable